Labor cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of labor cost [line items]
Amount of contributions paid by the Group charged to profit or loss	¥ 13,514,752	¥ 11,845,280	¥ 10,590,084
Publicly administered retirement plan for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	1,198,000	1,179,000
Amount of contributions paid by the Group charged to profit or loss	¥ 1,155,000	¥ 1,135,000
Publicly administered retirement plan for PRC employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	14.00%	14.00%
Publicly administered retirement plan for PRC employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	22.00%	22.00%
Supplementary defined contribution retirement scheme for PRC employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	¥ 601,000	¥ 483,000
Amount of contributions paid by the Group charged to profit or loss	581,000	465,000
Central provident funds for Singapore employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	20,730	17,530
Amount of contributions paid by the Group charged to profit or loss	¥ 20,730	¥ 17,530
Central provident funds for Singapore employees [member] | Bottom of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	7.50%	6.50%
Central provident funds for Singapore employees [member] | Top of range [member]
Disclosure of labor cost [line items]
Contribution rate of employee benefits to basic salary	17.00%	16.00%
Housing funds for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	¥ 898,000	¥ 802,000
Amount of contributions paid by the Group charged to profit or loss	859,000	764,000
Social insurance for employees [member]
Disclosure of labor cost [line items]
Amount of contributions paid by the Group	1,034,000	930,000
Amount of contributions paid by the Group charged to profit or loss	¥ 994,000	¥ 886,000